COLUMBIA FUNDS SERIES TRUST

Columbia LifeGoal® Growth Portfolio

Columbia LifeGoal® Balanced Growth Portfolio

Columbia LifeGoal® Income and Growth Portfolio

Columbia LifeGoal® Income Portfolio

(each, a “Portfolio” and collectively, the “Portfolios”)

Supplement dated March 23, 2009 to the Portfolios’ Statement of Additional Information,

dated August 1, 2008, as revised September 30, 2008

Effective February 20, 2009, in the section entitled “Investment Advisory and Other Services – The Advisor and Investment Advisory Services,” the following information as it pertains to the Portfolios is revised as follows:

1.	The table under the heading “Portfolio Manager(s) of the Advisor” is revised and replaced in its entirety with the following:

Portfolio Manager	Portfolio
Anwiti Bahuguna, PhD	LifeGoal® Growth Portfolio
Colin Moore	LifeGoal® Balanced Growth Portfolio
Kent M. Peterson, PhD	LifeGoal® Income and Growth Portfolio
Marie M. Schofield	LifeGoal® Income Portfolio

2.	The table under the heading “Performance Benchmarks” is revised and replaced in its entirety with the following:

Portfolio Manager	Primary Benchmark(s)	Lipper Fund Classification (Peer Group)
Anwiti Bahuguna, PhD Colin Moore Kent M. Peterson, PhD Marie M. Schofield	S&P 500 Index (LifeGoal® Growth Portfolio, LifeGoal® Balanced Growth Portfolio, LifeGoal® Income and Growth Portfolio)	Lipper Large Cap Core Classification (LifeGoal® Growth Portfolio)
	Barclays Capital U.S. Aggregate Bond Index (LifeGoal® Balanced Growth Portfolio, LifeGoal® Income and Growth Portfolio)	Lipper Mixed-Asset Target Allocation Growth Classification (LifeGoal® Balanced Growth Portfolio)

	Barclays Capital U.S. Aggregate 1-3 Year Index (LifeGoal® Income Portfolio)	Lipper Mixed-Asset Target Allocation Conservative Classification (LifeGoal® Income and Growth Portfolio)

	Blended: 80% Barclays Capital U.S. Aggregate 1-3 Years Index/20% Barclays Capital U.S. Corporate High-Yield Bond Index (LifeGoal® Income Portfolio)	Lipper Mixed-Asset Target Allocation Conservative Classification (LifeGoal® Income Portfolio)

3.	The following table under the heading “Other Accounts Managed by the Portfolio Manager(s)” is revised and replaced in its entirety:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Anwiti Bahuguna, PhD*	8	$13.4 million	0	$0	4	$250,000
Colin Moore*	4	$717 million	0	$0	3	$3 million
Kent M. Peterson, PhD*	0	$0	0	$0	2	$363,935
Marie M. Schofield*	0	$0	0	$0	0	$0

*	Account information is provided as of December 31, 2008.

4.	The following table under the heading “Other Accounts Managed by the Portfolio Manager(s) for which the Advisory Fee is Based on Performance” is revised and replaced in its entirety:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Anwiti Bahuguna, PhD*	0	$0	0	$0	0	$0
Colin Moore*	0	$0	0	$0	0	$0
Kent M. Peterson, PhD*	0	$0	0	$0	0	$0
Marie M. Schofield*	0	$0	0	$0	0	$0

*	Account information is provided as of December 31, 2008.

5.	The following table under the heading “Portfolio Manager Ownership of the Portfolio as of March 31, 2008” is revised and replaced in its entirety:

Portfolio Manager	Portfolio	Dollar Range of Equity Securities in the Portfolio Beneficially Owned
Anwiti Bahuguna, PhD*	LifeGoal® Growth Portfolio	None
	LifeGoal® Balanced Growth Portfolio	None
	LifeGoal® Income and Growth Portfolio	None
	LifeGoal® Income Portfolio	None
Colin Moore*	LifeGoal® Growth Portfolio	None
	LifeGoal® Balanced Growth Portfolio	None
	LifeGoal® Income and Growth Portfolio	None
	LifeGoal® Income Portfolio	None
Kent M. Peterson, PhD*	LifeGoal® Growth Portfolio	None
	LifeGoal® Balanced Growth Portfolio	None
	LifeGoal® Income and Growth Portfolio	None
	LifeGoal® Income Portfolio	None

Portfolio Manager	Portfolio	Dollar Range of Equity Securities in the Portfolio Beneficially Owned
Marie M. Schofield*	LifeGoal® Growth Portfolio	None
	LifeGoal® Balanced Growth Portfolio	None
	LifeGoal® Income and Growth Portfolio	None
	LifeGoal® Income Portfolio	None

*	Account information is provided as of December 31, 2008.

Shareholders should retain this Supplement for future reference.

INT-50/9602-0309

COLUMBIA FUNDS SERIES TRUST

Columbia LifeGoal® Income Portfolio

Columbia LifeGoal® Balanced Growth Portfolio

Columbia LifeGoal® Growth Portfolio

Columbia LifeGoal® Income and Growth Portfolio

(Each a “Portfolio” together the “Portfolios”)

Supplement dated March 23, 2009 to the

Prospectuses dated August 1, 2008

(Replacing supplement dated February 20, 2009)

Effective February 20, 2009, Anwiti Bahuguna, Colin Moore, Kent M. Peterson and Marie M. Schofield will co-manage the Portfolios. Accordingly, the section of the Prospectuses entitled “Management of the Portfolios – Portfolio Manager” is revised and replaced in its entirety with the following disclosure:

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Portfolio’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Portfolio.

Anwiti Bahuguna, PhD

Co-manager. Service with the Portfolios since 2009.

Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2002.

Colin Moore

Co-manager. Service with the Portfolios since 2009.

Chief Investment Officer of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2002.

Kent M. Peterson, PhD

Co-manager. Service with the Portfolios since 2009.

Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since January 2006. Prior to January 2006, Mr. Peterson was a trading associate at Bridgewater Associates from 2004 to 2005.

Marie M. Schofield

Co-manager. Service with the Portfolios since 2009.

Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 1990.

Shareholders should retain this Supplement for future reference.

INT-47/10203-0309

COLUMBIA FUNDS SERIES TRUST

Columbia California Intermediate Municipal Bond Fund

Columbia Georgia Intermediate Municipal Bond Fund

Columbia Maryland Intermediate Municipal Bond Fund

Columbia Virginia Intermediate Municipal Bond Fund

(each a “Fund”, together the “Funds”)

Supplement dated March 23, 2009 to the Statement of Additional Information dated August 1, 2008,

as revised September 30, 2008

1.	Effective February 20, 2009, the Funds’ Statement of Additional Information is revised as follows:

All references to Gary Swayze and Kimberly Campbell as managers of the Funds are deleted.

2.	Effective February 20, 2009, the table entitled “Portfolio Manager(s) of the Advisor” in the section entitled “Investment Advisory and Other Services – The Advisor and Investment Advisory Services - Portfolio Manager(s)” is revised to add the following to the table:

Portfolio Manager	Fund
Maureen G. Newman	California Intermediate Municipal Bond Fund
Maureen G. Newman	Georgia Intermediate Municipal Bond Fund
Maureen G. Newman	Maryland Intermediate Municipal Bond Fund
Maureen G. Newman	Virginia Intermediate Municipal Bond Fund

3.	The table entitled “Performance Benchmarks” in the section entitled “Investment Advisory and Other Services – The Advisor and Investment Advisory Services - Portfolio Manager(s)” is revised to add the following to the table:

Portfolio Manager	Primary Benchmark(s)	Peer Group
Maureen G. Newman	Barclays Capital 3-15 Year Blend Municipal Bond Index (California Intermediate Municipal Bond Fund, Georgia Intermediate Municipal Bond Fund, Maryland Intermediate Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund)

Lipper California Intermediate Municipal Debt Classification (California Intermediate Municipal Bond Fund)

Lipper Other States Intermediate Municipal Debt Classification (Georgia Intermediate Municipal Bond Fund, Maryland Intermediate Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund)

4.	The table entitled “Other Accounts Managed by the Portfolio Manager(s)” in the section entitled “Investment Advisory and Other Services – The Advisor and Investment Advisory Services - Portfolio Manager(s) – Other Accounts” is revised to add the following to the table:

	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Manager	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Maureen G. Newman*	2	$365 million	0	$0	11	$3.5 million

*	Account information is provided as of December 31, 2008.

5.	The table entitled “Other Accounts Managed by the Portfolio Manager(s) for which the Advisory Fee is Based on Performance” in the section entitled “Investment Advisory and Other Services – The Advisor and Investment Advisory Services - Portfolio Manager(s) – Other Accounts” is revised to add the following to the table:

	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Manager	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Maureen G. Newman*	0	$0	0	$0	0	$0

*	Account information is provided as of December 31, 2008.

6.	The table entitled “Portfolio Manager Ownership of the Funds as of March 31, 2008” in the section entitled “Investment Advisory and Other Services – The Advisor and Investment Advisory Services - Portfolio Manager(s) – Ownership of Securities” is revised to add the following to the table:

Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned
Maureen G. Newman*	California Intermediate Municipal Bond Fund	None
Maureen G. Newman*	Georgia Intermediate Municipal Bond Fund	None
Maureen G. Newman*	Maryland Intermediate Municipal Bond Fund	None
Maureen G. Newman*	Virginia Intermediate Municipal Bond Fund	None

*	Account information is provided as of December 31, 2008.

Shareholders should retain this Supplement for future reference.

INT-50/9506-0309

COLUMBIA FUNDS SERIES TRUST

Columbia Masters Global Equity Portfolio

Columbia Masters Heritage Portfolio

Columbia Masters International Equity Portfolio

(Each a “Portfolio” together the “Portfolios”)

Supplement dated March 23, 2009 to the

Prospectuses dated August 1, 2008

(Replacing supplement dated February 20, 2009)

Effective February 20, 2009, Anwiti Bahuguna, Colin Moore, Kent M. Peterson and Marie M. Schofield will co-manage the Portfolios. Accordingly, the section of the Prospectuses entitled “Management of the Portfolio – Portfolio Manager” is revised and replaced in its entirety with the following disclosure:

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Portfolio’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Portfolio.

Anwiti Bahuguna, PhD

Co-manager. Service with the Portfolio since 2009.

Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2002.

Colin Moore

Co-manager. Service with the Portfolio since 2009.

Chief Investment Officer of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2002.

Kent M. Peterson, PhD

Co-manager. Service with the Portfolio since 2009.

Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since January 2006. Prior to January 2006, Mr. Peterson was a trading associate at Bridgewater Associates from 2004 to 2005.

Marie M. Schofield

Co-manager. Service with the Portfolio since 2009.

Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 1990.

Shareholders should retain this Supplement for future reference.

INT-47/10202-0309

COLUMBIA FUNDS SERIES TRUST

Columbia Masters Heritage Portfolio

Columbia Masters Global Equity Portfolio

Columbia Masters International Equity Portfolio

(each, a “Portfolio” and collectively, the “Portfolios”)

Supplement dated March 23, 2009 to the Portfolios’ Statement of Additional Information, dated

August 1, 2008, as revised September 30, 2008

Effective February 20, 2009, in the section entitled “Investment Advisory and Other Services – The Advisor and Investment Advisory Services,” the following information as it pertains to the Portfolios is revised as follows:

1.	The table under the heading “Portfolio Manager(s) of the Advisor” is revised and replaced in its entirety with the following:

Portfolio Manager	Portfolio
Anwiti Bahuguna, PhD Colin Moore Kent M. Peterson, PhD Marie M. Schofield	Masters Heritage Portfolio Masters Global Equity Portfolio Masters International Equity Portfolio

2.	The table under the heading “Performance Benchmarks” is revised and replaced in its entirety with the following:

Portfolio Manager	Primary Benchmark(s)	Secondary Benchmark	Peer Group
Anwiti Bahuguna, PhD Colin Moore Kent M. Peterson, PhD Marie M. Schofield	MSCI World Index (Masters Global Equity Portfolio)	N/A	Lipper Global Multi-Cap Core Funds Classification (Masters Global Equity Portfolio)
	S&P 500 Index (Masters Heritage Portfolio)	Barclays Capital U.S. Intermediate Government/Credit Bond Index (Masters Heritage Portfolio)	Lipper Global Flexible Portfolio Funds Classification (Masters Heritage Portfolio)
	MSCI EAFE Index (Masters International Equity Portfolio)	N/A	Lipper International Multi-Cap Core Funds Classification (Masters International Equity Portfolio)

3.	The table under the heading “Other Accounts Managed by the Portfolio Manager(s)” is revised and replaced in its entirety:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Anwiti Bahuguna, PhD*	8	$13.4 million	0	$0	4	$250,000
Colin Moore*	4	$717 million	0	$0	3	$3 million
Kent M. Peterson, PhD*	0	$0	0	$0	2	$363,935
Marie M. Schofield*	0	$0	0	$0	0	$0

*	Account information is provided as of December 31, 2008.

4.	The following table under the heading “Other Accounts Managed by the Portfolio Manager(s) for which the Advisory Fee is Based on Performance” is revised and replaced in its entirety:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Anwiti Bahuguna, PhD*	0	$0	0	$0	0	$0
Colin Moore*	0	$0	0	$0	0	$0
Kent M. Peterson, PhD*	0	$0	0	$0	0	$0
Marie M. Schofield*	0	$0	0	$0	0	$0

*	Account information is provided as of December 31, 2008.

5.	The following table under the heading “Portfolio Manager Ownership of the Portfolio as of March 31, 2008” is revised and replaced in its entirety:

Portfolio Manager	Portfolio	Dollar Range of Equity Securities in the Portfolio Beneficially Owned
Anwiti Bahuguna, PhD*	Masters Heritage Portfolio	None
	Masters Global Equity Portfolio	None
	Masters International Equity Portfolio	None
Colin Moore*	Masters Heritage Portfolio	None
	Masters Global Equity Portfolio	None
	Masters International Equity Portfolio	None
Kent M. Peterson, PhD*	Masters Heritage Portfolio	None
	Masters Global Equity Portfolio	None
	Masters International Equity Portfolio	$10,001-$50,000(a)
	Masters International Equity Portfolio	$1-$10,000(b)

Portfolio Manager	Portfolio	Dollar Range of Equity Securities in the Portfolio Beneficially Owned
Marie M. Schofield*	Masters Heritage Portfolio	None
	Masters Global Equity Portfolio	None
	Masters International Equity Portfolio	None

*	Account information is provided as of December 31, 2008.
(a)	Excludes any notional investments.
(b)	Notional investments through a deferred compensation plan.

Shareholders should retain this Supplement for future reference.

INT-50/9502-0309

COLUMBIA FUNDS SERIES TRUST

Columbia Asset Allocation Fund II

(the “Fund”)

Supplement dated March 23, 2009 to the

Prospectuses dated August 1, 2008

(Replacing supplement dated February 20, 2009)

Effective February 20, 2009, Anwiti Bahuguna, Colin Moore, Kent M. Peterson and Marie M. Schofield will co-manage the Fund. Accordingly, the table in the section of the Prospectuses entitled “Management of the Fund – Portfolio Managers” is revised and replaced in its entirety with the following disclosure:

Anwiti Bahuguna, PhD

Co-manager. Service with the Fund since 2009.

Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2002.

Colin Moore

Co-manager. Service with the Fund since 2009.

Chief Investment Officer of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2002.

Kent M. Peterson, PhD

Co-manager. Service with the Fund since 2009.

Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since January 2006. Prior to January 2006, Mr. Peterson was a trading associate at Bridgewater Associates from 2004 to 2005.

Marie M. Schofield

Co-manager. Service with the Fund since 2009.

Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 1990.

Shareholders should retain this Supplement for future reference.

INT-47/10302-0309

COLUMBIA FUNDS SERIES TRUST

Columbia Asset Allocation Fund II

(the “Fund”)

Supplement dated March 23, 2009 to the Statement of Additional Information

dated August 1, 2008, as revised September 30, 2008

1.)	Effective February 20, 2009, the table entitled “Portfolio Manager(s) of the Advisor” in the section entitled “Investment Advisory and Other Services – The Advisor and Investment Advisory Services - Portfolio Manager(s)” is revised to replace, in its entirety, the existing table with the following:

Portfolio Manager	Fund
Anwiti Bahuguna, PhD	Asset Allocation Fund II
Colin Moore	Asset Allocation Fund II
Kent Peterson, PhD	Asset Allocation Fund II
Marie Schofield	Asset Allocation Fund II

2.)	The table entitled “Performance Benchmarks” in the section entitled “Investment Advisory and Other Services – The Advisor and Investment Advisory Services-Portfolio Manager(s)” is revised to replace, in its entirety, the existing table with the following:

Portfolio Manager/Fund(s)	Primary Benchmark(s)	Peer Group
Anwiti Bahuguna, PhD (Asset Allocation Fund II)	Russell 1000 Index/Barclays Capital U.S. Aggregate Bond Index	Lipper Mixed Asset Target Allocation Growth Funds Classification

Colin Moore (Asset Allocation Fund II)	Russell 1000 Index/Barclays Capital U.S. Aggregate Bond Index	Lipper Mixed Asset Target Allocation Growth Funds Classification

Kent Peterson, PhD (Asset Allocation Fund II)	Russell 1000 Index/Barclays Capital U.S. Aggregate Bond Index	Lipper Mixed Asset Target Allocation Growth Funds Classification

Marie Schofield (Asset Allocation Fund II)	Russell 1000 Index/Barclays Capital U.S. Aggregate Bond Index	Lipper Mixed Asset Target Allocation Growth Funds Classification

3.)	The table entitled “Other Accounts Managed by the Portfolio Manager(s)” in the section entitled “Investment Advisory and Other Services – The Advisor and Investment Advisory Services - Portfolio Manager(s) – Other Accounts” is revised to replace, in its entirety, the existing table with the following:

	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Manager	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Anwiti Bahuguna, PhD*	8	$13.4 million	0	$0	4	$0.25 million
Colin Moore*	4	$717.0 million	0	$0	3	$3.0 million
Kent Peterson, PhD*	0	$0	0	$0	2	$0.4 million
Marie Schofield*	0	$0	0	$0	0	$0

*	Account information is provided as of December 31, 2008.

4.)	The table entitled “Other Accounts Managed by the Portfolio Manager(s) for which the Advisory Fee is Based on Performance” in the section entitled “Investment Advisory and Other Services – The Advisor and Investment Advisory Services - Portfolio Manager(s) – Other Accounts” is revised to replace, in its entirety, the existing table with the following:

	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Manager	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Anwiti Bahuguna, PhD*	0	$0	0	$0	0	$0
Colin Moore*	0	$0	0	$0	0	$0
Kent Peterson, PhD*	0	$0	0	$0	0	$0
Marie Schofield*	0	$0	0	$0	0	$0

*	Account information is provided as of December 31, 2008.

5.)	The table entitled “Portfolio Manager Ownership of the Fund as of March 31, 2008” in the section entitled “Investment Advisory and Other Services – The Advisor and Investment Advisory Services - Portfolio Manager(s) – Ownership of Securities” is revised to replace, in its entirety, the existing table with the following:

Portfolio Manager	Fund(s)	Dollar Range of Equity Securities in the Fund Beneficially Owned
Anwiti Bahuguna, PhD*	Asset Allocation Fund II	None
Colin Moore*	Asset Allocation Fund II	None
Kent Peterson, PhD*	Asset Allocation Fund II	None
Marie Schofield*	Asset Allocation Fund II	None

*	Account information is provided as of December 31, 2008.

Shareholders should retain this Supplement for future reference.

INT-50/9702-0309

COLUMBIA FUNDS SERIES TRUST

Columbia Large Cap Index Fund

Columbia Mid Cap Index Fund

Columbia Small Cap Index Fund

Columbia Large Cap Enhanced Core Fund

(each a “Fund”, together the “Funds”)

Supplement dated March 23, 2009 to the Statement of Additional Information dated July 1, 2008

1.)	Effective February 20, 2009, the table entitled “Portfolio Manager(s) of the Advisor” in the section entitled “Investment Advisory and Other Services – The Advisor and Investment Advisory Services - Portfolio Manager(s)” is revised to replace, in its entirety, the existing table with the following:

Portfolio Manager	Fund
Cheryl D’Hollander	Large Cap Index Fund
Mid Cap Index Fund
Small Cap Index Fund
Peter S. Joo	Large Cap Index Fund
Mid Cap Index Fund
Small Cap Index Fund
Brian M. Condon	Large Cap Enhanced Core Fund

2.)	The table entitled “Performance Benchmarks” in the section entitled “Investment Advisory and Other Services – The Advisor and Investment Advisory Services - Portfolio Manager(s)” is revised to replace, in its entirety, the existing table with the following:

Portfolio Manager/Fund(s)	Primary Benchmark(s)	Peer Group(s)
Cheryl D’Hollander (Large Cap Index Fund, Mid Cap Index Fund, Small Cap Index Fund)	S&P 500 Index S&P MidCap 400 Index S&P Small Cap 600 Index	Lipper S&P 500 Index Objective Funds Classification Lipper Mid-Cap Core Funds Classification Lipper Small-Cap Core Funds Classification

Peter S. Joo (Large Cap Index Fund, Mid Cap Index Fund, Small Cap Index Fund)	S&P 500 Index S&P MidCap 400 Index S&P Small Cap 600 Index	Lipper S&P 500 Index Objective Funds Classification Lipper Mid-Cap Core Funds Classification Lipper Small-Cap Core Funds Classification

Brian M. Condon (Large Cap Enhanced Core Fund)	S&P 500 Index	Lipper S&P 500 Index Objective Funds Classification

3.)	The table entitled “Other Accounts Managed by the Portfolio Manager(s)” in the section entitled “Investment Advisory and Other Services – The Advisor and Investment Advisory Services - Portfolio Manager(s) – Other Accounts” is revised to replace, in its entirety, the existing table with the following:

	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Manager	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Cheryl D’Hollander*	0	$0	1	$90.2 million	16	$3.0 million
Peter S. Joo*	0	$0	1	$90.2 million	14	$3.0 million
Brian M. Condon*	0	$0	1	$25.0 million	7	$1.0 million

*	Account information is provided as of December 31, 2008.

4.)	The table entitled “Other Accounts Managed by the Portfolio Manager(s) for which the Advisory Fee is Based on Performance” in the section entitled “Investment Advisory and Other Services – The Advisor and Investment Advisory Services - Portfolio Manager(s) – Other Accounts” is revised to replace, in its entirety, the existing table with the following:

	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Manager	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Cheryl D’Hollander*	0	$0	0	$0	0	$0
Peter S. Joo*	0	$0	0	$0	0	$0
Brian M. Condon*	0	$0	1	$25.0 million	0	$0

*	Account information is provided as of December 31, 2008.

5.)	The table entitled “Portfolio Manager Ownership of the Funds as of February 29, 2008” in the section entitled “Investment Advisory and Other Services – The Advisor and Investment Advisory Services - Portfolio Manager(s) – Ownership of Securities” is revised to replace, in its entirety, the existing table with the following:

Portfolio Manager	Fund(s)	Dollar Range of Equity Securities in the Fund Beneficially Owned
Cheryl D’Hollander*	Large Cap Index Fund	None
	Mid Cap Index Fund	None
	Small Cap Index Fund	None
Peter S. Joo*	Large Cap Index Fund	None
	Mid Cap Index Fund	None
	Small Cap Index Fund	None
Brian M. Condon*	Large Cap Enhanced Core Fund	None

*	Account information is provided as of December 31, 2008.

Shareholders should retain this Supplement for future reference.

INT-50/9604-0309